Credit substitutes	12 Months Ended
Mar. 31, 2019
Credit substitutes

7. Credit substitutes

Credit substitutes consist of securities that the Bank invests in as part of an overall extension of credit to certain customers. Such securities share many of the risk and reward characteristics of loans and are managed by the Bank together with other credit facilities extended to the same customers. The fair values of credit substitutes by type of instrument as of March 31, 2018 and March 31, 2019 were as follows:

	As of March 31,
	2018				2019
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute debt securities:
Debentures	Rs.	290,893.5	Rs.	289,782.9	Rs.	247,869.1	Rs.	247,152.5
Commercial paper		34,265.8		34,248.6		25,681.6		25,734.3

Total	Rs.	325,159.3	Rs.	324,031.5	Rs.	273,550.7	Rs.	272,886.8

					US$	3,955.3	US$	3,945.8

The fair values of credit substitutes by the Bank’s internal credit quality indicators and amounts provided for other than temporary impairments is as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Pass	Rs.	324,031.5	Rs.	272,886.8	US$	3,945.8
Impaired—gross balance		0.0		0.0		0.0
Less: amounts provided for other than temporary impairments		0.0		0.0		0.0

Impaired credit substitutes, net		0.0		0.0		0.0

Total credit substitutes, net	Rs.	324,031.5	Rs.	272,886.8	US$	3,945.8

Impaired credit substitutes:

	As of March 31,
	2018		2019		2019
	(In millions)
Gross impaired credit substitutes	Rs	0.0	Rs	0.0	US$	0.0
Gross impaired credit substitutes by industry	Rs.	0.0	Rs.	0.0	US$	0.0
Average impaired credit substitutes	Rs.	0.0	Rs.	0.0	US$	0.0
Interest income recognized on impaired credit substitutes	Rs.	0.0	Rs.	0.0	US$	0.0

As of March 31, 2019, the Bank has no additional funds committed to borrowers whose credit substitutes were impaired.